Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt
The following table summarizes our long-term debt at December 31, 2020 and 2019:

Millions of dollars	2020	2019
Senior Note - 0.63%, maturing 2020	$—	$561
Senior Note - 4.85%, maturing 2021	300	300
Senior Note - 4.70%, maturing 2022	300	300
Senior Note - 3.70%, maturing 2023	250	250
Senior Note - 4.00%, maturing 2024	300	300
Senior Note - 3.70%, maturing 2025	350	350
Senior Note - 1.25%, maturing 2026(1)	606	556
Senior Note - 1.10%, maturing 2027(1)	727	667
Senior Note - 0.50%, maturing 2028(1)	607	—
Senior Note - 4.75%, maturing 2029	693	692
Senior Note - 5.15%, maturing 2043	249	249
Senior Note - 4.50%, maturing 2046	497	496
Senior Note - 4.60%, maturing 2050	493	—
Other, net	(15)	(22)
	$5,357	$4,699
Less current maturities	298	559
Total long-term debt	$5,059	$4,140
(1)Euro denominated debt reflects impact of currency

Schedule of Maturities of Long-term Debt
The following table summarizes the contractual maturities of our long-term debt, including current maturities, at December 31, 2020:

Millions of dollars
2021	$298
2022	297
2023	247
2024	297
2025	347
Thereafter	3,871
Long-term debt, including current maturities	$5,357

Schedule of Notes Payable
The following table summarizes the carrying value of notes payable at December 31, 2020 and 2019, respectively.

Millions of dollars	2020	2019
Commercial paper	$—	$274
Short-term borrowings to banks	12	20
Total notes payable	$12	$294